Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com
E. Taylor Brody ebrody@stradley.com 215.564.8071

March 1, 2024

Via EDGAR Transmission

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attn:  Filing Desk
Re:	Ivy Variable Insurance Portfolios (the “Trust”)
File No. 333-276543
Rule 497(j) Filing

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Proxy Statement/Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from those filed in Pre-Effective Amendment No. 1 (the “Amendment”) to the Trust’s Registration Statement on Form N-14. The Amendment was filed with the U.S. Securities and Exchange Commission electronically on February 23, 2024 and became effective on February 27, 2024.

Please contact me at the number above with any questions or comments relating to this certification.

Sincerely,

/s/ Taylor Brody
Taylor Brody

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